Segment Information - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues	¥ 3
Investment Banking
Segment Reporting Information [Line Items]
Revenues	¥ 320,446